COLUMBIA FUNDS SERIES TRUST I
                                  (the "Trust")

               Supplement to the Prospectus dated January 1, 2006
                 (Replacing the Supplement dated March 27, 2006)

                    Columbia Mid Cap Growth Fund (the "Fund")

                           Class A, B, C and D Shares

         The Prospectus is hereby supplemented with the following information:

     1. The back cover of the Prospectus in the section titled "For More Information" is revised to include the name of the Trust, "Columbia Funds Series Trust I."

     2. The Investment Company Act file number on the back cover of the Prospectus is revised to read "811-4367."

     3. The third paragraph under the heading "THE FUND - PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

               The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts. The Fund may invest up to 20% of its total assets in foreign securities.

     4. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for the Fund in the section entitled "Performance History" are updated and restated in their entirety as follows:

Calendar Year Total Returns (Class A)(1)

------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
1996         1997      1998      1999      2000      2001        2002       2003       2004       2005
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------

------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
13.07%       12.64%    16.64%    36.33%    13.84%    -20.98%     -24.64%    29.86%     6.88%      16.08%
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------

For the periods shown in bar chart:
Best quarter: 4th quarter 1999, +37.43%
Worst quarter: 1st quarter 2001, -20.28%

(1)  Class A is a newer class of shares.  Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated
to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2002, and
Class Z shares were initially offered on November 20, 1985.




Average Annual Total Returns - For Periods Ended December 31, 2005(1)


                                                                                        1 Year            5
Years           10 Years

Class A (%)
Return Before Taxes                                           9.41              (2.00)           7.62
Return After Taxes on Distributions                           9.19              (2.21)           5.56
Return After Taxes on Distributions                           6.40              (1.75)           5.54
   and Sale of Fund Shares

-----------------------------------------------------------------------------------------------------
Class B (%)
Return Before Taxes                                           10.20             (1.67)           8.01
Return After Taxes on Distributions                            9.97             (1.90)           5.94
Return After Taxes on Distributions                            6.94             (1.48)           5.90
   and Sale of Fund Shares

-----------------------------------------------------------------------------------------------------
Class C (%)
Return Before Taxes                                           14.22             (1.25)           8.03
Return After Taxes on Distributions                           13.99             (1.47)           5.96
Return After Taxes on Distributions                             9.55            (1.12)           5.92
    and Sale of Fund Shares

-----------------------------------------------------------------------------------------------------
Class D (%)
Return Before Taxes                                           14.19             (1.48)           7.90
Return After Taxes on Distributions                           13.96             (1.70)           5.84
Return After Taxes on Distributions                             9.53            (1.31)           5.81
    and Sale of Fund Shares

-----------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                               12.65            8.45              12.49
-----------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                      12.10             1.38              9.27

(1)  Class A, Class B, Class C and Class D are newer classes of shares.  Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and
Class Z shares were initially offered on November 20, 1985.




     5. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGER" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

               Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

               J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

               George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

               Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.


     6. The section entitled "Legal Proceedings" is revised in its entirety as follows:

               On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG
          Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.

               Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

               Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

               As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

               A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

               In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

               On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

               On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
          Section 48(a) of the ICA were not dismissed.

               On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

               On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

               The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

               In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.



[Job Code]                                                     October 13, 2006




                          COLUMBIA FUNDS SERIES TRUST I
                                  (the "Trust")

               Supplement to the Prospectus dated January 1, 2006
                 (Replacing the Supplement dated March 27, 2006)

                    Columbia Mid Cap Growth Fund (the "Fund")

                                 Class R Shares

         The Prospectus is hereby supplemented with the following information:

     1. The name of the Trust on the back cover of the Prospectus in the section titled "For More Information" is revised to read "Columbia Funds Series Trust I."

     2. The Investment Company Act file number on the back cover of the Prospectus is revised to read "811-4367."

     3. The third paragraph under the heading "THE FUND - PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

               The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts. The Fund may invest up to 20% of its total assets in foreign securities.

     4. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for the Fund in the section entitled "Performance History" are updated and restated in their entirety as follows:

Calendar Year Total Returns (Class A)(1)(2)

------------ --------- --------- ---------- ---------- ---------- ------------ --------- ---------- ---------
1996         1997      1998      1999       2000       2001       2002         2003      2004       2005
------------ --------- --------- ---------- ---------- ---------- ------------ --------- ---------- ---------
------------ --------- --------- ---------- ---------- ---------- ------------ --------- ---------- ---------

------------ --------- --------- ---------- ---------- ---------- ------------ --------- ---------- ---------
------------ --------- --------- ---------- ---------- ---------- ------------ --------- ---------- ---------
13.07%       12.64%    16.64%    36.33%     13.84%     -20.98%    -24.64%      29.86%    6.88%      16.08%
------------ --------- --------- ---------- ---------- ---------- ------------ --------- ---------- ---------

For the periods shown in bar chart:
Best quarter: 4th quarter 1999, +37.43%
Worst quarter: 1st quarter 2001, -20.28%

(1)  Because the Class R shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares.  Class A shares are not offered in this prospectus.  Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge.

(2)  Class A performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception.  These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and Class A shares.  If differences in expenses had been reflected, the returns shown for periods prior to the

inception of Class A shares would have been lower.  Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.


Average Annual Total Returns - for periods ended December 31, 2005(1)(2)


                                                                                        1 Year            5
Years           10 Years

Class A (%)
Return Before Taxes                                           16.08             (0.83)           8.26
Return After Taxes on Distributions                           15.86             (1.05)           6.19
Return After Taxes on Distributions                           10.76             (0.76)           6.12
   and Sale of Fund Shares
-----------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                               12.65            8.45              12.49
-----------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                      12.10             1.38             9.27

(1)  Because the Class R shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares.  Class A shares are not offered in this prospectus.  Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have a sales charge.

(2)  Class A performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception.  These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and Class A shares.  If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class A shares would have been lower.
Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November
20, 1985.

     5. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGER" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

               Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

               J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

               George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

               Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

     6. The section entitled "Legal Proceedings" is revised in its entirety as follows:

               On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG
          Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.

               Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

               Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

               As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

               A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

               In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

               On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

               On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
          Section 48(a) of the ICA were not dismissed.

               On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

               On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

               The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

               In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.


[Job Code]                                                     October 13, 2006



                          COLUMBIA FUNDS SERIES TRUST I
                                  (the "Trust")

               Supplement to the Prospectus dated January 1, 2006
                 (Replacing the Supplement dated March 27, 2006)

                    Columbia Mid Cap Growth Fund (the "Fund")

                              Class T and G Shares

         The Prospectus is hereby supplemented with the following information:

     1. The back cover of the Prospectus in the section titled "For More Information" is revised to include the name of the Trust, "Columbia Funds Series Trust I."

     2. The Investment Company Act file number on the back cover of the Prospectus is revised to read "811-4367."

     3. The third paragraph under the heading "THE FUND - PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

               The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts. The Fund may invest up to 20% of its total assets in foreign securities.

     4. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for the Fund in the section entitled "Performance History" are updated and restated in their entirety as follows:

Calendar Year Total Returns (Class T)(1)

------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
1996         1997      1998      1999      2000      2001        2002       2003       2004       2005
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------

------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
13.07%       12.64%    16.64%    36.33%    13.84%    -20.98%     -24.54%    29.95%     6.87%      16.05%
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------

For the periods shown in bar chart:
Best quarter: 4th quarter 1999, +37.43%
Worst quarter: 1st quarter 2001, -20.28%

(1)  Class T is a newer class of shares.  Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated
to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class T shares were initially offered on November 1, 2002, and
Class Z shares were initially offered on November 20, 1985.





Average Annual Total Returns - for periods ended December 31, 2005(1)


                                                                                        1 Year            5
Years            10 Years

Class T (%)
Return Before Taxes                                           9.39              (1.96)           7.64
Return After Taxes on Distributions                           9.18              (2.18)           5.58
Return After Taxes on Distributions                           6.39              (1.72)           5.56
   and Sale of Fund Shares
-----------------------------------------------------------------------------------------------------
Class G (%)
Return Before Taxes                                           10.25             (1.91)           7.98
Return After Taxes on Distributions                           10.02             (2.14)           5.91
Return After Taxes on Distributions                            6.97             (1.68)           5.88
    and Sale of Fund Shares
-----------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                               12.65            8.45              12.49
-----------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                      12.10             1.38             9.27

(1)  Class T and Class G are newer classes of shares.  Their performance information includes returns of the
Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as shareholder servicing and distribution fees)
between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November
20, 1985.

     5. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGER" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

               Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

               J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

               George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

               Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

     6. The section entitled "Legal Proceedings" is revised in its entirety as follows:

               On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG
          Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.

               Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

               Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

               As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

               A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

               In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

               On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

               On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
          Section 48(a) of the ICA were not dismissed.

               On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

               On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

               The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

               In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.


[Job Code]                                                     October 13, 2006




                          COLUMBIA FUNDS SERIES TRUST I
                                  (the "Trust")

               Supplement to the Prospectus dated January 1, 2006
                 (Replacing the Supplement dated March 27, 2006)

                    Columbia Mid Cap Growth Fund (the "Fund")

                                 Class Z Shares

         The Prospectus is hereby supplemented with the following information:

     1. The back cover of the Prospectus in the section titled "For More Information" is revised to include the name of the Trust, "Columbia Funds Series Trust I."

     2. The Investment Company Act file number on the back cover of the Prospectus is revised to read "811-4367."

     3. The third paragraph under the heading "THE FUND - PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

               The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts. The Fund may invest up to 20% of its total assets in foreign securities.

     4. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for the Fund in the section entitled "Performance History" are updated and restated in their entirety as follows:

Calendar Year Total Returns (Class Z)

------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
1996         1997      1998      1999      2000      2001        2002       2003       2004       2005
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------

------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------
13.07%       12.64%    16.64%    36.33%    13.84%    -20.98%     -24.54%    30.43%     7.31%      16.36%
------------ --------- --------- --------- --------- ----------- ---------- ---------- ---------- ----------

For the periods shown in bar chart:
Best quarter: 4th quarter 1999, +37.43%
Worst quarter: 1st quarter 2001, -20.28%











Average Annual Total Returns - for periods ended December 31, 2005


                                                                         Inception      1 Year            5
Years           10 Years
                                                                       Date


                                               11/20/1985
Class Z (%)
Return Before Taxes                                           16.36             (0.59)           8.39
Return After Taxes on Distributions                           16.14             (0.81)           6.32
Return After Taxes on Distributions                           10.94             (0.56)           6.23
    and Sale of Fund Shares
-----------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                               12.65            8.45              12.49
-----------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                      12.10             1.38             9.27

     5. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGER" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

               Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

               J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

               George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

               Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

     6. The section entitled "Legal Proceedings" is revised in its entirety as follows:

               On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG
          Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.

               Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

               Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

               As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

               A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

               In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

               On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

               On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
          Section 48(a) of the ICA were not dismissed.

               On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

               On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

               The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

               In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.





[Job Code]                                                     October 13, 2006





                          COLUMBIA FUNDS SERIES TRUST I
                                  (the "Trust")

               Supplement to the Prospectus dated January 1, 2006
                               (the "Prospectus")

                        Columbia Small Cap Growth Fund I
                                  (the "Fund")
                             Class A, B and C Shares
                   (Replacing Supplement dated March 27, 2006)

         The Prospectus is hereby supplemented with the following information:

     1. The second paragraph under the heading "THE FUND; PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

               The Fund may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest up to 20% of its total assets in foreign securities, including American Depositary Receipts.

     2. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for the Fund in the section entitled "Performance History" are updated and restated in their entirety as follows:

Calendar Year Total Returns (Class Z)(1)

------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------
1997         1998       1999       2000       2001        2002         2003       2004       2005
------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------
------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------

------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------
------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------
34.10%       4.69%      59.15%     5.85%      -14.19%     -26.58%      44.29%     9.61%      13.14%
------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------

For the periods shown in bar chart:
Best quarter: 4th quarter 1999, +50.27%
Worst quarter: 3rd quarter 2001, -25.64%

(1)  Because the Class A shares have not completed a full calendar year, the bar chart shown is for Class Z shares, the oldest existing fund class.  Class Z shares are not offered in this prospectus.  Class A shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses.


Average Annual Total Returns - for periods ended December 31, 2005(1)


          Life of
                                                                                        1 Year            5
Years           the Fund

Class A (%)
Return Before Taxes                                           6.65              1.22             11.36
Return After Taxes on Distributions                           6.04              1.11             10.57
Return After Taxes on Distributions                           4.86              1.02             9.66
   and Sale of Fund Shares

-----------------------------------------------------------------------------------------------------
Class B (%)
Return Before Taxes                                           8.11              2.06             12.07
Return After Taxes on Distributions                           7.46              1.94             11.28
Return After Taxes on Distributions                           5.83              1.73             10.32
   and Sale of Fund Shares

-----------------------------------------------------------------------------------------------------
Class C  (%)
Return Before Taxes                                           12.11             2.42             12.07
Return After Taxes on Distributions                           11.46             2.31             11.28
Return After Taxes on Distributions                           8.43              2.05             10.32
   and Sale of Fund Shares

-----------------------------------------------------------------------------------------------------
Russell 2000 Index (%)                                        4.15              8.22             8.88
-----------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)                        4.55              2.28             3.97

(1)  Because Class A, Class B and Class C shares have not yet completed a full calendar year of operations, the performance information shown is that of the Fund's Class Z shares (the oldest existing fund class).  These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares.  If differences in expenses had been reflected, the returns shown would have been lower since Class Z shares are not subject to any Rule 12b-1 fees.  Class A, Class B and Class C shares were initially offered on November 1, 2005 and Class Z shares were initially offered on October 1, 1996.

     3. The section in the prospectus entitled "MANAGING THE FUND; PORTFOLIO MANAGER" is retitled "MANAGING THE FUND; PORTFOLIO MANAGERS" and is revised in its entirety and replaced with the following:

               Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.


               J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

               George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

               Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

               The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

     4. The section "LEGAL PROCEEDINGS" under the heading "MANAGING THE FUND" is revised in its entirety as follows:


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

               On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG
          Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.

               Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

               Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

               As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

               A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

               In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

               On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

               On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
          Section 48(a) of the ICA were not dismissed.

               On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

               On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

               The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

               In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

     5. The back cover of the Prospectus in the section titled "For More Information" is revised to include the name of the Trust, "Columbia Funds Series Trust I."

     6. The Investment Company Act file number on the back cover of the Prospectus is revised to read "811-4367."


[Job Code]                                                     October 13, 2006





                          COLUMBIA FUNDS SERIES TRUST I
                                  (the "Trust")

               Supplement to the Prospectus dated January 1, 2006
                               (the "Prospectus")

                        Columbia Small Cap Growth Fund I
                                  (the "Fund")
                                 Class Z Shares
                   (Replacing Supplement dated March 27, 2006)

         The Prospectus is hereby supplemented with the following information:

     1. The second paragraph under the heading "THE FUND; PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

               The Fund may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest up to 20% of its total assets in foreign securities, including American Depositary Receipts.

     2. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for the Fund in the section entitled "Performance History" are updated and restated in their entirety as follows:

Calendar Year Total Returns (Class Z)

------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------
1997         1998       1999       2000       2001        2002         2003       2004       2005
------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------
------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------

------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------
------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------
34.10%       4.69%      59.15%     5.85%      -14.19%     -26.58%      44.29%     9.61%      13.14%
------------ ---------- ---------- ---------- ----------- ------------ ---------- ---------- ----------

For the periods shown in bar chart:
Best quarter: 4th quarter 1999, +50.27%
Worst quarter: 3rd quarter 2001, -25.64%


Average Annual Total Returns - for periods ended December 31, 2005


          Life of
                                                                         Inception      1 Year            5
Years           the Fund
                                                                       Date


                                               10/1/1996
Class Z (%)
Return Before Taxes                                           13.14             2.43             12.07
Return After Taxes on Distributions                           12.50             2.31             11.28
Return After Taxes on Distributions                           9.11              2.06             10.32
   and Sale of Fund Shares

-----------------------------------------------------------------------------------------------------
Russell 2000 Index (%)                                        4.15              8.22             8.88
-----------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)                        4.55              2.28             3.97

(1) Performance information is from October 1, 1996.

     3. The section in the prospectus entitled "MANAGING THE FUND; PORTFOLIO MANAGER" is retitled "MANAGING THE FUND; PORTFOLIO MANAGERS" and is revised in its entirety and replaced with the following:

               Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

               J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

               George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

               Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

               The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.






     4. The section "LEGAL PROCEEDINGS" under the heading "MANAGING THE FUND" is revised in its entirety as follows:


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

               On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG
          Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.

               Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

               Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

               As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

               A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

               In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

               On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

               On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
          Section 48(a) of the ICA were not dismissed.

               On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

               On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

               The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

               In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.The back cover of the Prospectus in the section titled "For More Information" is revised to include the name of the Trust, "Columbia Funds Series Trust I."

     5. The back cover of the Prospectus in the section titled "For More Information" is revised to include the name of the Trust, "Columbia Funds Series Trust I."

     6. The Investment Company Act file number on the back cover of the Prospectus is revised to read "811-4367."



[Job Code]                                                     October 13, 2006

                          COLUMBIA FUNDS SERIES TRUST I
                         COLUMBIA ASSET ALLOCATION FUND
                                  (THE "FUND")
              SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2006

The paragraphs describing the portfolio managers for the small cap growth stock sleeve of the Fund under the section MANAGING THE FUND: PORTFOLIO MANAGERS are restated in their entirety to reflect the addition of Mr. Christian Pineno as lead manager of that sleeve. Additionally, the paragraphs within the same section describing the portfolio managers for the mid cap growth stocks are restated in their entirety to reflect the current management of that team.:

SMALL CAP GROWTH STOCKS

CHRISTIAN PINENO, a portfolio manager of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the small cap growth stocks category. Mr. Pineno assumed his present responsibilities with respect to the Fund in October, 2006. Previously, Mr. Pineno served as lead manager of the small cap growth sleeve of the Fund from June, 2005 to December, 2005. Mr. Pineno has been associated with Columbia Advisors or its predecessors since July, 1995.

DANIEL H. COLE, a portfolio manager of Columbia Advisors, is a manager for the portion of the Fund allocated to the small cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Cole has been associated with Columbia Advisors or its predecessors since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

Daniele M. Donahoe, a portfolio manager of Columbia Advisors, is a manager for the portion of the Fund allocated to the small cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Ms. Donahoe has been associated with Columbia Advisors or its predecessors since July, 2002. Prior to joining, Ms. Donahoe was an associate in the equity research department at Citigroup from 1999 to 2001.

JON MICHAEL MORGAN, a portfolio manager of Columbia Advisors, is a manager for the portion of the Fund allocated to the small cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Morgan has been associated with Columbia Advisors or its predecessors since July, 2000.

Clifford D. Siverd, a portfolio manager of Columbia Advisors, is a manager for the portion of the Fund allocated to the small cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Siverd has been associated with Columbia Advisors or its predecessors since April, 2001. Prior to joining, Mr. Siverd was a vice president of institutional equity sales at Suntrust Robinson-Humphry.

MID CAP GROWTH STOCKS

WAYNE M. COLLETTE, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to joining, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

THEODORE R. WENDELL, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

GEORGE J. MYERS, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to joining, Mr. Myers spent five years with Dresdner RCM Global Investors, where he was a portfolio manager and equity analyst. Earlier, he held positions with Firstar Investment Research & Management Company and J. Edwards Real Estate.

J. MICHAEL KOSICKI, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to joining, Mr. Kosicki had been with Fidelity Investments since 1993, where he worked most recently as an equity analyst specializing in the natural resources sector.


                                                                October 13, 2006
INT-47/114731-1006

                          COLUMBIA FUNDS SERIES TRUST I
                         COLUMBIA ASSET ALLOCATION FUND
                                  (THE "FUND")
                        SUPPLEMENT DATED OCTOBER 13, 2006
           TO THE STATEMENT OF ADDITIONAL INFORMATION FEBRUARY 1, 2006

     Effective immediately, the following information as pertains to the small cap growth sleeve of the Fund is revised adding information relating to Mr. Christian Pineno who has assumed responsibility as lead manager of that sleeve:

     - The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

                 OTHER SEC-REGISTERED              OTHER POOLED
            OPEN-END AND CLOSED-END FUNDS      INVESTMENT VEHICLES           OTHER ACCOUNTS
            -----------------------------   -------------------------   ------------------------
               NUMBER                        NUMBER                      NUMBER
PORTFOLIO        OF                            OF                          OF
 MANAGER      ACCOUNTS       ASSETS         ACCOUNTS       ASSETS       ACCOUNTS       ASSETS
---------     --------   --------------     --------   --------------   --------   -------------
Christian
   Pineno         4      $686.2 million         3      $125.5 million       7      $36.6 million

Account information is provided as of September 30, 2006.

     - The following is added to the table under the heading "Ownership of Securities":

                    DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER     IN THE FUND BENEFICIALLY OWNED
-----------------   ---------------------------------
Christian Pineno                    $0

Account information is provided as of September 30, 2006.

     -    The following is added to the table under the heading "Compensation":

PORTFOLIO MANAGER                 PEER GROUP                PERFORMANCE BENCHMARK
-----------------   -------------------------------------   ---------------------
Christian Pineno    Morningstar VIT Small Growth Category    Russell 2000 Growth
                      Morningstar Small Growth Category       Total Return Index

INT-47/114732 -1006                                            October 13, 2006